UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC 27626-0575

(Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1.	Reports to Stockholders.

ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

DECEMBER 31, 2006

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this annual report for the BB&T Equity Index Fund, covering the 12-month period ended December 31, 2006. Stocks generated strong gains during the year, powering the S&P 500® Index1 to a 15.78% return.

Stocks rallied early in the year, but declined in the spring as investors worried that economic growth might slow considerably. The market then rallied during the second half of 2006. Investors were heartened by the Federal Reserve Board’s decision to leave its target short-term interest rate unchanged following a two-year tightening cycle as inflation pressures began to subside. They also cheered a decline in oil prices from historic highs, as well as powerful corporate earnings growth.

All economic sectors represented in the S&P 500® posted positive returns in that environment. Telecommunications service stocks led the markets with a 36.84% average gain, as investors, encouraged by strong earnings and consolidation in the sector, bid up telecommunications shares. The energy, utilities, financials, materials and consumer discretionary sectors also outperformed the broad-market average. Health care stocks, which produced a return of 7.53%, and information technology shares (8.52%) were the market’s weakest performers, while the industrials and consumer staples sectors also trailed the total return of the index.

Thank you for selecting the BB&T Equity Index Fund. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

/s/ Keith F. Karlawish
Keith F. Karlawish, CFA
President
BB&T Mutual Funds Group

/s/ Jeffrey J. Schappe
Jeffrey J. Schappe, CFA
Chief Investment Officer
BB&T Asset Management, Inc.

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T Funds Distributor, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors,

N.A. (S&P 500® Index Master Portfolio)

BB&T Asset Management, Inc. (BB&T Equity Index Fund)

Unlike many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund invests substantially all of its assets in the S&P 500® Index Master Portfolio which is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500® Index.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The performance of the Fund is expected to be lower than that of the S&P 500® Index because of Fund fees and expenses.

PORTFOLIO MANAGERS’ PERSPECTIVE

“Investing in an index fund such as ours is based on the belief that it’s very difficult to ‘beat the market’ on a consistent basis. Our approach, then, is to take advantage of the stock market’s long-term growth potential, while managing costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most equity investors’ asset allocation strategies.”

The BB&T Equity Index Fund (the “Fund”) seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500® Index (the “Index”). The Fund employs a two-tier structure, commonly referred to as “master-feeder.” The Fund invests all of its investable assets in the S&P 500® Index Master portfolio (“the Master Portfolio”). For simplicity’s sake, all discussion of the Fund’s investment objective, strategies, risks and holdings refer also to the Master Portfolio’s objectives, strategies, risks, and holdings unless otherwise indicated.

For the 12 months ended December 31, 2006, the Fund returned 15.15% (Class A Shares without sales charge)2 and the Index returned 15.78%. As the Fund seeks to duplicate the returns of the S&P 500® Index, slight underperformance is expected, due primarily to Fund management fees.

The Federal Reserve Board left its target short-term interest rate unchanged during the second half of 2006. That pause followed a two-year campaign of rate increases that pushed the Federal Funds rate from 1.00% to 5.25%. Oil prices rose during the first six months of the year, continuing a multi-year trend, but sank sharply during the final six months of the year. In all, oil prices ended 2006 approximately where they began it.

Meanwhile, corporations produced another year of strong profit growth. The average earnings of the companies that comprise the Index rose roughly 70% between 2000 and 2006. The financials sector made the largest contribution of any economic sector to the Fund’s returns, followed by the energy, consumer discretionary, industrials and consumer staples sectors. Materials stocks were the weakest-performing group on the year.

Among the Fund’s ten largest holdings as of December 31, 2006, performance was mixed for the reporting period. The strongest performer for the reporting period was Altria Group Inc. Exxon Mobil Corp. also performed well, due largely to the rise in oil prices during the reporting period. Procter & Gamble Co. and insurer American International Group Inc. delivered modest gains. The share prices of pharmaceutical giant Pfizer Inc. and healthcare company Johnson & Johnson both declined for the reporting period. General Electric Co., the Fund’s largest holding as of year-end, also declined for the reporting period.†

†	The composition of the Master Portfolio is subject to change.

[2]	Please refer to page 3 for additional performance information.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.bbtfunds.com.

BB&T EQUITY INDEX FUND

Value of a Hypothetical $10,000 Investment

BB&T Equity Index Fund (Class A Shares)*
S&P 500® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$22,444
$19,977
12/96
12/97
12/98
12/99
12/00
12/01
12/02
12/03
12/04
12/05
12/06

Average Annual Total Returns

As of December 31, 2006	Inception Date	1 Year	5 Year	10 Year
Class A Shares*	9/11/00[2]	8.55%	4.42%	7.17%
Class B Shares**	9/11/00[2]	10.35%	4.86%	6.95%
Class C Shares***	5/1/01[3]	14.28%	5.14%	7.05%
S&P 500® Index[1]		15.78%	6.18%	8.42%

* Reflects 5.75% maximum sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum of 5.00%.

*** Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

[1]

The Fund is measured against the S&P 500® Index, an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. Performance data for the S&P 500® Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]

The performance of the BB&T Equity Index Fund prior to its commencement date on 9/11/00 is based on the historical performance of the “master portfolio,” which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The performance has been adjusted to reflect the deduction of fees for services associated with the Fund, such as investment management and fund accounting fees.

[3]	Performance for Class C Shares prior to their inception date on 5/1/01 is based on the historical performance of Class B Shares and has been adjusted for the maximum CDSC applicable to Class C Shares.

A portion of the Fund’s fees have been reduced. If the fees had not been reduced, the Fund’s total return would have been lower.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

Total	100.00%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06	Annualized Expense Ratio During Period 7/1/06 - 12/31/06
BB&T Equity Index Fund	Class A	$1,000.00	$1,124.90	$3.16	0.59%
	Class B	1,000.00	1,120.80	7.16	1.34%
	Class C	1,000.00	1,118.90	7.16	1.34%

*	Expenses are equal to the average account value times the Fund’s annualized ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06	Annualized Expense Ratio During Period 7/1/06 - 12/31/06
BB&T Equity Index Fund	Class A	$1,000.00	$1,022.23	$3.01	0.59%
	Class B	1,000.00	1,018.45	6.82	1.34%
	Class C	1,000.00	1,018.45	6.82	1.34%

*	Expenses are equal to the average account value times the Fund’s annualized ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
December 31, 2006
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$122,418,854
Receivable for capital shares issued	427,623
Prepaid expenses	6,341

Total Assets	122,852,818

Liabilities:
Dividends payable	431,199
Payable for capital shares redeemed	460,942
Accrued expenses and other payables:
Distribution fees	35,948
Transfer agency fees	2,933
Compliance service fees	185
Other	42,314

Total Liabilities	973,521

Net Assets:
Capital	$100,416,608
Accumulated net investment income (loss)	(9,444)
Accumulated realized gains/(losses) from investment transactions	(9,771,825)
Net unrealized appreciation/depreciation on investments	31,243,958

Net Assets	$121,879,297

Net Assets
Class A Shares	$106,832,680
Class B Shares	14,765,229
Class C Shares	281,388

Total	$121,879,297

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	11,225,860
Class B Shares	1,577,903
Class C Shares	29,802

Total	12,833,565

Net Asset Value
Class A Shares — redemption price per share	$9.52
Class B Shares — offering price per share*	9.36
Class C Shares — offering price per share*	9.44

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$10.10

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended December 31, 2006
Net Investment Income Allocated from Master Portfolio:
Dividend income	$2,036,680	(a)
Interest income	855,400	(a)
Expenses(b)	(73,195	)(a)

Net Investment Income Allocated from Master Portfolio	2,818,885

Expenses:
Administration fees	165,318
Transfer agency fees	38,088
Distribution fees — Class A Shares	657,832
Distribution fees — Class B Shares	142,895
Distribution fees — Class C Shares	6,754
Fund accounting fees	35,757
Printing fees	41,462
Professional fees	86,174
Compliance service fees	2,552
Custodian fees	7,292
Trustee fees	5,072
Other	37,154

Gross expenses	1,226,350
Less expenses waived by the Administrator	(12,164)
Less expenses waived by the Distributor	(328,916)

Net Expenses	885,270

Net Investment Income	1,933,615

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains/(losses) from investment transactions	(884,119	)(a)
Change in unrealized appreciation/depreciation from investments	18,862,116	(a)

Net realized/unrealized gains/(losses) allocated from Master Portfolio	17,977,997

Change in net assets from operations	$19,911,612

(a)	Allocated from the S&P Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
From Investment Activities:
Operations:
Net investment income	$1,933,615	$1,862,474
Net realized gains (losses) from investment transactions	(884,119)	497,069
Change in unrealized appreciation/depreciation from investments	18,862,116	3,861,980

Change in net assets from operations	19,911,612	6,221,523

Dividends to Class A Shareholders:
Net investment income	(1,806,481)	(1,753,340)
Dividends to Class B Shareholders:
Net investment income	(112,413)	(85,645)
Dividends to Class C Shareholders:
Net investment income	(4,997)	(3,008)

Change in net assets from shareholder dividends	(1,923,891)	(1,841,993)

Capital Transactions:
Proceeds from shares issued
Class A Shares	15,573,301	17,160,939
Class B Shares	656,553	1,200,160
Class C Shares	21,883	659,873
Dividends reinvested
Class A Shares	1,341,143	1,663,724
Class B Shares	82,235	85,367
Class C Shares	3,368	2,999
Value of shares redeemed
Class A Shares	(61,367,381)	(27,428,219)
Class B Shares	(2,140,942)	(2,538,773)
Class C Shares	(626,141)	(685,585)

Change in net assets from capital transactions	(46,455,981)	(9,879,515)

Change in net assets	(28,468,260)	(5,499,985)
Net Assets:
Beginning of year	150,347,557	155,847,542

End of year	$121,879,297	$150,347,557

Accumulated undistributed net investment income (loss)	$(9,444)	$12,924

Share Transactions:
Issued
Class A Shares	1,771,968	2,124,934
Class B Shares	76,484	150,998
Class C Shares	2,497	82,528
Reinvested
Class A Shares	153,694	204,538
Class B Shares	9,538	10,666
Class C Shares	386	369
Redeemed
Class A Shares	(6,817,677)	(3,381,042)
Class B Shares	(249,242)	(317,526)
Class C Shares	(69,918)	(86,024)

Change in shares	(5,122,270)	(1,210,559)

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$8.39	$8.14	$7.48	$5.90	$7.70

Investment Activities
Net investment income(a)	0.12 (c)	0.11	0.11	0.08	0.06
Net realized and unrealized gains (losses) from investments(a)	1.14	0.25	0.66	1.58	(1.80)

Total from Investment Activities	1.26	0.36	0.77	1.66	(1.74)

Dividends:
Net investment income	(0.13)	(0.11)	(0.11)	(0.08)	(0.06)

Total Dividends	(0.13)	(0.11)	(0.11)	(0.08)	(0.06)

Net Asset Value — End of Period	$9.52	$8.39	$8.14	$7.48	$5.90

Total Return (excludes sales charge)	15.15%	4.43%	10.23%	28.28%	(22.56)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$106,833	$135,175	$139,833	$109,282	$56,661
Ratio of net expenses to average net assets(a)	0.58%	0.57%	0.49%	0.48%	0.55%
Ratio of net investment income to average net assets(a)	1.40%	1.32%	1.57%	1.31%	1.08%
Ratio of expenses to average net assets*(a)	0.84%	0.84%	0.96%	0.95%	1.05%
Portfolio turnover rate(b)	14%	10%	14%	8%	12%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$8.25	$8.02	$7.37	$5.83	$7.60

Investment Activities
Net investment income(a)	0.06 (c)	0.05	0.06	0.03	0.02
Net realized and unrealized gains (losses) from investments(a)	1.12	0.23	0.65	1.54	(1.77)

Total from Investment Activities	1.18	0.28	0.71	1.57	(1.75)

Dividends
Net investment income	(0.07)	(0.05)	(0.06)	(0.03)	(0.02)

Total Dividends	(0.07)	(0.05)	(0.06)	(0.03)	(0.02)

Net Asset Value — End of Period	$9.36	$8.25	$8.02	$7.37	$5.83

Total Return	14.35%	3.48%	9.48%	27.18%	(23.05)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$14,765	$14,367	$15,207	$13,055	$8,678
Ratio of net expenses to average net assets(a)	1.33%	1.32%	1.23%	1.23%	1.30%
Ratio of net investment income to average net assets(a)	0.65%	0.57%	0.81%	0.54%	0.34%
Ratio of expenses to average net assets*(a)	1.34%	1.34%	1.45%	1.45%	1.56%
Portfolio turnover rate(b)	14%	10%	14%	8%	12%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$8.32	$8.08	$7.42	$5.86	$7.56

Investment Activities
Net investment income(a)	0.06 (c)	0.03	0.07	0.04	0.03 (c)
Net realized and unrealized gains (losses) from investments(a)	1.12	0.25	0.64	1.56	(1.70)

Total from Investment Activities	1.18	0.28	0.71	1.60	(1.67)

Dividends
Net investment income	(0.06)	(0.04)	(0.05)	(0.04)	(0.03)

Total Dividends	(0.06)	(0.04)	(0.05)	(0.04)	(0.03)

Net Asset Value — End of Period	$9.44	$8.32	$8.08	$7.42	$5.86

Total Return(b)	14.28%	3.50%	9.46%	27.35%	(22.08)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$281	$806	$808	$813	$776
Ratio of net expenses to average net assets(a)	1.32%	1.32%	1.23%	1.23%	1.30%
Ratio of net investment income to average net assets(a)	0.64%	0.59%	0.76%	0.52%	0.41%
Ratio of expenses to average net assets*(a)	1.33%	1.34%	1.45%	1.45%	1.56%
Portfolio turnover rate(b)	14%	10%	14%	8%	12%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

December 31, 2006

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the of 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.49% in the net assets of the Master Portfolio at December 31, 2006.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the Fund has a maximum sales charge of 5.75% as a percentage of original purchase price. Certain purchases of Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the purchase price if redeemed less than one year after purchase. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	New Accounting Standards—In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2006

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

(B)	Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C)	Distributions to Shareholders—Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to that Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Fund Trusts are allocated across the BB&T Funds and BB&T Variable Insurance Fund Trusts, based upon relative net assets or on another reasonable basis. BB&T Asset Management, Inc. (“BB&T”) serves as the Investment Advisor for the BB&T Variable Insurance Funds and BB&T Funds Trusts.

(F)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(G)	Redemption Fees—Prior to July 24, 2006, for shares of the Fund that are redeemed or exchanged in less than 7 days, a fee of 2% of the total redemption amounts may be assessed subject to certain exceptions or limitations. These exceptions include, but are not limited to, automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as “Proceeds from Shares Issued”. Redemption fees during the period January 1, 2006 through December 31, 2006 were $5. Effective July 24, 2006 redemption fees are no longer applicable to share transactions.

(H)	Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2006

Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T may receive an investment advisory fee from the Fund. For the year ended December 31, 2006, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T received no fees.

BB&T serves the Fund as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the BB&T Funds and BB&T Variable Insurance Funds aggregate average daily net assets up to $5 billion and a rate of 0.08% of the aggregate average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. BB&T voluntarily waived administration fees of $12,164 for the year ended December 31, 2006. Administration fee waivers are included on the Statement of Operations as “Less expenses waived for the Administrator,” and these waivers are not subject to recoupment in subsequent fiscal periods. Pursuant to a Sub-Administration Agreement with BB&T, BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) serves as sub-administrator to the Trust subject to the general supervision of the Trusts’ Board of Trustees and BB&T. For these services, BISYS Ohio is entitled to a fee, payable by BB&T. BISYS Ohio is a subsidiary of The BISYS Group, Inc.

BISYS Ohio serves the Fund as transfer agent and receives compensation for providing transfer agency services at a rate of 0.01% of the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Transfer agency fees”.

Under a Compliance Services Agreement between the Trust and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trust paid BISYS Ohio $100,000 for the year ended December 31, 2006, plus certain out of pocket expenses. Expenses incurred for the Fund are reflected on the Statement of Operations as “Compliance service fees”. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

BB&T Funds Distributor, Inc. (“BBTFDI”) serves as distributor to the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). BBTFDI has contractually agreed to waive a portion of the Class A shares distribution fees throughout the year. Effective May 1, 2006 and through April 30, 2007, BBTFDI has contractually agreed to waive 0.25% of the Class A Shares distribution fees of the Fund. BBTFDI waived fees totaling $328,916 of distribution fees for the year ended December 31, 2006. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BBTFDI to pay banks, broker dealers and other institutions, including affiliates of the advisor. As distributor, BBTFDI, is entitled to receive commissions on sales of shares of the Fund. For the year ended December 31, 2006, BBTFDI received $18,459 from commissions earned on sold shares of the fund. Commissions paid to affiliated broker-dealers during the year ended December 31, 2006 were $13,602.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2006

Certain Officers and Trustees of the Trust are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the five non-interested Trustees who serve on both the Board and the Audit Committee are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended December 31, 2006, actual Trustee compensation was $191,123 in total from the Trust, of which $5,072 was allocated to the Fund.

4.	Federal Income Taxes:

At December 31, 2006, the Fund has net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $264,610 of deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2006, were as follows:

	Distributions paid from
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
BB&T Equity Index Fund	$1,903,635	$1,903,635	$1,903,635

The tax character of dividends paid to shareholder during the fiscal year ended December 31, 2005, were as follows:

	Distributions paid from
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
BB&T Equity Index Fund	$1,850,387	$1,850,387	$1,850,387

*Total Distributions paid may differ from the Statements of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

As of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
BB&T Equity Index Fund	$(20,256)	$(6,687,757)	$28,170,702	$21,462,689

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2006

5.	Legal and Regulatory Matters:

On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the Fund as described in footnote 3, announced a settlement with the Securities and Exchange Commission (“SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the Fund’s management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC’s examination of BISYS’ mutual fund clients and their advisers has not been completed. Accordingly, the Fund’s management is currently unable to determine the impact, if any, of such matters on the Fund or the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of

BB&T Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund (the “Fund”), a series of BB&T Funds, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended and the financial highlights for each year in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Fund’s investment at December 31, 2006 by correspondence with the master portfolio’s fund accounting agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position the Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each year in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 26, 2007

BB&T FUNDS

Equity Index Fund

Other Information

December 31, 2006

Other	Federal Income Tax Information (Unaudited):

For the period ended December 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2006 Form 1099-DIV. For the fiscal year ended December 31, 2006, 100% of the dividends paid by the Fund was considered qualified dividend income.

For corporate shareholders, 100% of the total ordinary income dividends paid during the fiscal year ended December 31, 2006 qualify for the corporate dividends received deduction.

Other	Information (Unaudited):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

The Board of Trustees, at a meeting held on August 29, 2006, formally considered the Trust’s investment advisory agreement (the “Advisory Agreement”) with BB&T Asset Management, Inc. (“BB&TAM” or the “Adviser”) with respect to the Equity Index Fund of the Trust (the “Fund”).

The Trustees reviewed extensive material in connection with their review of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Fund’s sub-administrator) which included comparisons with industry averages for comparable funds for advisory fees and total fund expenses. The data reflected BB&TAM fee waivers in place, as well as BB&TAM’s contractual investment advisory fee levels. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received a detailed presentation by BB&TAM, which included a performance analysis. The Board also received profitability information from the Adviser. The Board also deliberated outside the presence of management and the Advisers.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel responsible for the day-to-day oversight of the Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high-quality service to the Trust, and the Trustees’ overall confidence in the Adviser’s integrity.

The Trustees received information concerning the investment philosophy and investment processes applied by the Adviser in managing the Fund. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Adviser, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services was wholly acceptable.

Investment Performance

The Trustees considered performance results of the Fund relative to both its benchmark index and its peer group. It was noted that the Fund had achieved its investment goal of closely tracking the performance of the S&P 500 Index.

After reviewing the Fund’s performance, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of the Fund was generally strong.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by BB&TAM, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees particularly noted that the Adviser was not currently charging an advisory fee since Fund assets were invested entirely in an underlying portfolio. The Trustees concluded that the investment advisory fee was acceptable as compared to peer groups.

As part of their review, the Trustees considered benefits to the Adviser aside from investment advisory fees. The Trustees reviewed administration fees received by BB&TAM and considered the fallout benefits to BB&TAM.

Continued

Board Consideration of Advisory and Sub-Advisory Agreements, Continued

(Unaudited)

Consideration of the reasonableness of advisory fees also took into account, where relevant, the profitability of the Adviser. The Trustees reviewed profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory and sub-advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors. Based on their review, the Trustees concluded that the profitability to BB&TAM and its affiliates as a result of their relationships with the Fund was acceptable. The Board also concluded that the fees under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided to the Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. Given that no investment advisory fee was currently being charged by BB&TAM, the Trustees determined that the growth of the Fund would not result in greater economies of scale.

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Fund rests with its Board of Trustees (“Trustees”), who are elected by the Shareholders of the BB&T Funds (“Funds”). The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, their addresses, birthdate, term of office and length of time served, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set below:

Name, Address and Birthdate	Position(s) Held With BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Outside Directorships Held
Thomas W. Lambeth 700 Yorkshire Road Winston-Salem, NC 27106 Birthdate: 1/35	Trustee, Chairman of the Board of Trustees	Indefinite, 8/92 — Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation; From 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation.	32	None

Drew T. Kagan Montecito Advisors, Inc. 810 N. Jefferson St., Ste 101. Lewisburg, WV 24901 Birthdate: 2/48	Trustee	Indefinite, 8/00 — Present	From December 2003 to present, President and Director, Montecito Advisors, Inc; from March 1996 to December 2003, President, Investment Affiliate, Inc.	32	None

Laura C. Bingham Peace College Office of the President 15 East Peace Street Raleigh, NC 27604-1194 Birthdate: 11/56	Trustee	Indefinite, 2/01 — Present	From July 1998 to present, President of Peace College.	32	None

Douglas R. Van Scoy 841 Middle St. Sullivans Island, SC 26481 Birthday: 11/43	Trustee	Indefinite, 5/04 — Present	Retired; From November 1974 to July 2001, Deputy Director of Private Client Group and Senior Executive Vice President of Smith Barney (investment banking).	32	None

James L. Roberts 207 Highland Terrace Breckenridge, CO 80424 Birthday: 11/42	Trustee	Indefinite, 11/04 — Present	Retired; From January 1999 to December 2003 President, CEO and Director, Covest Bancshares, Inc.	32	None

The following table shows information for trustees who are “interested Persons” of the BB&T Funds as defined in the 1940 Act:

Name, Address and Birthdate	Position(s) Held With BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Outside Directorships Held
*Keith F. Karlawish 434 Fayetteville Street, 5th Floor Raleigh, NC 27601 Birthdate: 8/64	Trustee and President	Indefinite, 6/06 — Present 2/05 — Present	From May 2002 to present, President, BB&T Asset Management, Inc.; from 1996 to 2002, Senior Vice President and Director of Fixed Income, BB&T Asset Management, Inc.	32	None

Mr. Karlawish is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds.

Mr. Karlawish is an “interested person” because he owns shares of BB&T Corporation and is the President of BB&T Asset Management, Inc., the Adviser.

Continued

Information about Trustees and Officers (Unaudited), Continued

The following table shows information for officers of BB&T Funds:

Name and Birthdate	Position(s) Held With BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past 5 Years
E.G. Purcell, III Birthdate: 1/55	Vice President	Indefinite, 11/00 — Present	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors

James T. Gillespie Birthdate: 11/66	Vice President and Secretary	Indefinite, 5/02 — Present 8/06 — Present	From February 2005 to present, Vice President of BB&T Asset Management; from 1992 to 2005, Director, BISYS Fund Services

Todd M. Miller Birthdate: 9/71	Vice President	Indefinite, 8/05 — Present	From June 2005 to Present, Investment Officer and Mutual Fund Administrator, BB&T Asset Management; from May 1993 to May 2005, Manager, BISYS Fund Services

Rodney Ruehle Birthdate: 4/68	Vice President, Chief Compliance Officer and AML Compliance Officer	Indefinite, 2/06 — Present	From August 1995 to present, Fund Compliance Officer, BISYS Fund Services.

Troy A. Sheets Birthdate: 5/71	Treasurer	Indefinite, 5/02 — Present	From April 2002 to present, Vice President, BISYS Fund Services; from September 1993 to April 2002, Senior Manager, KPMG LLP

Christopher E. Sabato Birthdate: 12/68	Assistant Treasurer	Indefinite 11/02 — Present	From February 1993 to present, Vice President, BISYS Fund Services

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-453-7348.

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Common Stocks (98.70%):
Security	Shares	Value
Advertising (0.18%):
Interpublic Group of Companies Inc.(a)(b)	92,689	$1,134,513
Omnicom Group Inc.(b)	36,164	3,780,585

		4,915,098

Aerospace & Defense (2.09%):
Boeing Co. (The)	167,387	14,870,661
General Dynamics Corp.	84,934	6,314,843
Goodrich Corp.(b)	26,227	1,194,640
L-3 Communications Holdings Inc.(b)	25,890	2,117,284
Lockheed Martin Corp.	74,965	6,902,028
Northrop Grumman Corp.	72,529	4,910,213
Raytheon Co.	94,466	4,987,805
Rockwell Collins Inc.	36,070	2,282,870
United Technologies Corp.	212,977	13,315,322

		56,895,666

Agriculture (1.93%):
Altria Group Inc.	442,791	38,000,324
Archer-Daniels-Midland Co.	138,044	4,411,886
Monsanto Co.	114,277	6,002,971
Reynolds American Inc.(b)	36,073	2,361,699
UST Inc.(b)	33,839	1,969,430

		52,746,310

Airlines (0.09%):
Southwest Airlines Co.(b)	165,435	2,534,464

		2,534,464

Apparel (0.39%):
Coach Inc.(a)	77,010	3,308,350
Jones Apparel Group Inc.	23,719	792,926
Liz Claiborne Inc.	21,916	952,469
Nike Inc. Class B	40,323	3,993,187
VF Corp.(b)	18,719	1,536,456

		10,583,388

Auto Manufacturers (0.37%):
Ford Motor Co.	395,922	2,973,374
General Motors Corp.	119,058	3,657,462
PACCAR Inc.(b)	52,478	3,405,822

		10,036,658

Auto Parts & Equipment (0.16%):
Goodyear Tire & Rubber Co. (The)(a)	37,341	783,788
Johnson Controls Inc.	41,165	3,536,897

		4,320,685

Banks (6.61%):
Bank of America Corp.	952,439	50,850,718
Bank of New York Co. Inc. (The)	160,665	6,325,381
BB&T Corp.	113,630	4,991,766
Comerica Inc.	34,132	2,002,866
Commerce Bancorp Inc.(b)	39,381	1,388,968
Compass Bancshares Inc.(b)	27,220	1,623,673
Fifth Third Bancorp	117,447	4,807,106
First Horizon National Corp.(b)	26,138	1,092,046
Huntington Bancshares Inc.(b)	50,128	1,190,540
KeyCorp	84,887	3,228,253
M&T Bank Corp.(b)	16,351	1,997,438
Marshall & Ilsley Corp.(b)	53,517	2,574,703
Mellon Financial Corp.	86,606	3,650,443

Common Stocks, continued
Security	Shares	Value
Banks, continued
National City Corp.(b)	132,322	$4,837,692
Northern Trust Corp.(b)	39,437	2,393,432
PNC Financial Services Group	61,988	4,589,592
Regions Financial Corp.(b)	153,209	5,730,017
State Street Corp.(b)	69,711	4,701,310
SunTrust Banks Inc.(b)	76,502	6,460,594
Synovus Financial Corp.(b)	68,183	2,102,082
U.S. Bancorp	374,220	13,543,022
Wachovia Corp.	403,121	22,957,741
Wells Fargo & Co.	712,800	25,347,168
Zions Bancorporation	22,444	1,850,283

		180,236,834

Beverages (2.04%):
Anheuser-Busch Companies Inc.	161,854	7,963,217
Brown-Forman Corp. Class B(b)	16,513	1,093,821
Coca-Cola Co. (The)	430,377	20,765,690
Coca-Cola Enterprises Inc.	58,186	1,188,158
Constellation Brands Inc. Class A(a)(b)	44,534	1,292,377
Molson Coors Brewing Co. Class B	9,439	721,517
Pepsi Bottling Group Inc.	28,850	891,753
PepsiCo Inc.	347,180	21,716,109

		55,632,642

Biotechnology (1.12%):
Amgen Inc.(a)	246,495	16,838,073
Biogen Idec Inc.(a)	72,327	3,557,765
Celgene Corp.(a)	78,048	4,490,101
Genzyme Corp.(a)	55,018	3,388,008
MedImmune Inc.(a)(b)	50,371	1,630,509
Millipore Corp.(a)	11,039	735,197

		30,639,653

Building Materials (0.15%):
American Standard Companies Inc.	36,709	1,683,108
Masco Corp.(b)	83,780	2,502,509

		4,185,617

Chemicals (1.32%):
Air Products & Chemicals Inc.(b)	46,379	3,259,516
Ashland Inc.	13,437	929,572
Dow Chemical Co. (The)	201,991	8,067,521
Du Pont (E.I.) de Nemours and Co.(b)	194,090	9,454,124
Eastman Chemical Co.	17,295	1,025,766
Ecolab Inc.(b)	37,586	1,698,887
Hercules Inc.(a) (b)	23,512	454,017
International Flavors & Fragrances Inc.(b)	16,716	821,759
PPG Industries Inc.(b)	34,759	2,231,875
Praxair Inc.	67,861	4,026,193
Rohm & Haas Co.(b)	30,199	1,543,773
Sherwin-Williams Co. (The)(b)	23,704	1,507,100
Sigma-Aldrich Corp.	14,034	1,090,722

		36,110,825

Coal (0.13%):
CONSOL Energy Inc.(b)	38,858	1,248,508
Peabody Energy Corp.	55,633	2,248,130

		3,496,638

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Common Stocks, continued
Security	Shares	Value
Commercial Services (0.70%):
Apollo Group Inc. Class A(a)(b)	29,694	$1,157,175
Block (H & R) Inc.	67,674	1,559,209
Convergys Corp.(a)	29,501	701,534
Donnelley (R.R.) & Sons Co.	45,504	1,617,212
Equifax Inc.	26,835	1,089,501
McKesson Corp.	63,004	3,194,303
Monster Worldwide Inc.(a)	26,753	1,247,760
Moody’s Corp.	49,844	3,442,227
Robert Half International Inc.	36,312	1,347,901
Western Union Co.	161,067	3,611,122

		18,967,944

Computers (4.02%):
Affiliated Computer Services Inc. Class A(a)(b)	24,988	1,220,414
Apple Computer Inc.(a)	179,385	15,219,023
Cognizant Technology Solutions Corp.(a)	29,653	2,288,025
Computer Sciences Corp.(a)	36,132	1,928,365
Dell Inc.(a)	478,333	12,001,375
Electronic Data Systems Corp.(b)	108,945	3,001,435
EMC Corp.(a)(b)	476,070	6,284,124
Hewlett-Packard Co.	578,197	23,815,934
International Business Machines Corp.	320,052	31,093,052
Lexmark International Inc. Class A(a)(b)	21,098	1,544,374
NCR Corp.(a)	37,910	1,621,032
Network Appliance Inc.(a)	78,385	3,078,963
SanDisk Corp.(a)	47,354	2,037,643
Sun Microsystems Inc.(a)	738,722	4,003,873
Unisys Corp.(a)(b)	71,803	562,936

		109,700,568

Cosmetics & Personal Care (1.99%):
Avon Products Inc.(b)	94,227	3,113,260
Colgate-Palmolive Co.	108,730	7,093,545
Estee Lauder Companies Inc. (The) Class A	27,299	1,114,345
Procter & Gamble Co.	669,551	43,032,043

		54,353,193

Distribution & Wholesale (0.10%):
Genuine Parts Co.(b)	36,041	1,709,425
Grainger (W.W.) Inc.(b)	15,911	1,112,815

		2,822,240

Diversified Financial Services (8.78%):
American Express Co.	255,817	15,520,417
Ameriprise Financial Inc.	51,304	2,796,068
Bear Stearns Companies Inc. (The)	25,341	4,125,008
Capital One Financial Corp.	86,188	6,620,962
Chicago Mercantile Exchange Holdings Inc.	7,488	3,817,008
CIT Group Inc.	41,841	2,333,473
Citigroup Inc.	1,041,146	57,991,832
Countrywide Financial Corp.	130,225	5,528,051
E*TRADE Financial Corp.(a)	89,891	2,015,356
Federal Home Loan Mortgage Corp.	145,917	9,907,764

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Federal National Mortgage Association	205,479	$12,203,398
Federated Investors Inc. Class B(b)	19,309	652,258
Franklin Resources Inc.	35,091	3,865,975
Goldman Sachs Group Inc. (The)	90,752	18,091,411
Janus Capital Group Inc.(b)	43,966	949,226
JPMorgan Chase & Co.	732,809	35,394,675
Legg Mason Inc.	27,602	2,623,570
Lehman Brothers Holdings Inc.	113,112	8,836,309
Merrill Lynch & Co. Inc.	186,670	17,378,977
Morgan Stanley	222,218	18,095,212
Rowe (T.) Price Group Inc.	55,070	2,410,414
Schwab (Charles) Corp. (The)	217,689	4,210,105
SLM Corp.(b)	86,316	4,209,631

		239,577,100

Electric (3.19%):
AES Corp. (The)(a)	139,222	3,068,453
Allegheny Energy Inc.(a)	34,625	1,589,634
Ameren Corp.	43,324	2,327,799
American Electric Power Co. Inc.	82,930	3,531,159
CenterPoint Energy Inc.(b)	65,629	1,088,129
CMS Energy Corp.(a)(b)	46,605	778,303
Consolidated Edison Inc.	53,362	2,565,111
Constellation Energy Group Inc.	37,812	2,604,112
Dominion Resources Inc.	74,288	6,228,306
DTE Energy Co.	37,400	1,810,534
Duke Energy Corp.(b)	264,566	8,786,237
Dynegy Inc. Class A(a)	83,003	600,942
Edison International	68,578	3,118,927
Entergy Corp.(b)	43,861	4,049,248
Exelon Corp.	141,368	8,749,266
FirstEnergy Corp.	69,435	4,186,930
FPL Group Inc.	85,138	4,633,210
PG&E Corp.(b)	73,266	3,467,680
Pinnacle West Capital Corp.(b)	20,916	1,060,232
PPL Corp.	80,188	2,873,938
Progress Energy Inc.	53,319	2,616,897
Public Service Enterprise Group Inc.	52,987	3,517,277
Southern Co. (The)	156,276	5,760,333
TECO Energy Inc.(b)	44,015	758,378
TXU Corp.	97,135	5,265,688
Xcel Energy Inc.	85,558	1,972,967

		87,009,690

Electrical Components & Equipment (0.35%):
American Power Conversion Corp.	35,740	1,093,287
Emerson Electric Co.	171,680	7,569,371
Molex Inc.(b)	29,773	941,720

		9,604,378

Electronics (0.48%):
Agilent Technologies Inc.(a)	86,013	2,997,553
Applera Corp.-Applied Biosystems Group	38,352	1,407,135
Jabil Circuit Inc.	39,014	957,794
PerkinElmer Inc.	26,427	587,472
Sanmina-SCI Corp.(a)	110,847	382,422
Solectron Corp.(a)	192,031	618,340
Symbol Technologies Inc.	53,117	793,568

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Common Stocks, continued
Security	Shares	Value
Electronics, continued
Tektronix Inc.	17,481	$509,921
Thermo Fisher Scientific Inc.(a)(b)	85,554	3,874,741
Waters Corp.(a)	21,685	1,061,914

		13,190,860

Engineering & Construction (0.06%):
Fluor Corp.	18,509	1,511,260

		1,511,260

Entertainment (0.12%):
International Game Technology Inc.	71,439	3,300,482

		3,300,482

Environmental Control (0.18%):
Allied Waste Industries Inc.(a)	53,277	654,774
Waste Management Inc.	113,780	4,183,691

		4,838,465

Food (1.45%):
Campbell Soup Co.(b)	48,581	1,889,315
ConAgra Foods Inc.	107,515	2,902,905
Dean Foods Co.(a)	28,175	1,191,239
General Mills Inc.	74,271	4,278,010
Heinz (H.J.) Co.(b)	69,770	3,140,348
Hershey Co. (The)(b)	36,953	1,840,259
Kellogg Co.	52,600	2,633,156
Kroger Co.	152,080	3,508,486
McCormick & Co. Inc. NVS(b)	27,721	1,068,922
Safeway Inc.(b)	93,576	3,233,987
Sara Lee Corp.	159,979	2,724,442
SUPERVALU Inc.	44,600	1,594,450
Sysco Corp. (b)	130,213	4,786,630
Tyson Foods Inc. Class A(b)	53,338	877,410
Whole Foods Market Inc.(b)	29,697	1,393,680
Wrigley (William Jr.) Co.(b)	46,141	2,386,413

		39,449,652

Forest Products & Paper (0.39%):
International Paper Co.	95,687	3,262,927
MeadWestvaco Corp.(b)	38,097	1,145,196
Plum Creek Timber Co. Inc.	37,719	1,503,102
Temple-Inland Inc.(b)	23,119	1,064,168
Weyerhaeuser Co.	51,834	3,662,072

		10,637,465

Gas (0.25%):
KeySpan Corp.	36,818	1,516,165
Nicor Inc.(b)	9,283	434,444
NiSource Inc.	57,846	1,394,089
Peoples Energy Corp.(b)	7,975	355,446
Sempra Energy	54,981	3,081,135

		6,781,279

Hand & Machine Tools (0.10%):
Black & Decker Corp.(b)	15,293	1,222,981
Snap-On Inc.	12,210	581,684
Stanley Works (The)(b)	17,150	862,474

		2,667,139

Health Care-Products (3.07%):
Bard (C.R.) Inc.(b)	21,779	1,807,004
Bausch & Lomb Inc.	11,453	596,243

Common Stocks, continued
Security	Shares	Value
Health Care-Products, continued
Baxter International Inc.	137,354	$6,371,852
Becton, Dickinson & Co.	51,508	3,613,286
Biomet Inc.(b)	51,628	2,130,688
Boston Scientific Corp.(a)	247,965	4,260,039
Johnson & Johnson	615,347	40,625,209
Medtronic Inc.	242,639	12,983,613
Patterson Companies Inc.(a)(b)	29,322	1,041,224
St. Jude Medical Inc.(a)	74,220	2,713,483
Stryker Corp.(b)	62,471	3,442,777
Zimmer Holdings Inc.(a)	51,098	4,005,061

		83,590,479

Health Care-Services (1.48%):
Aetna Inc.	113,559	4,903,478
Coventry Health Care Inc.(a)	33,429	1,673,121
Health Management Associates Inc. Class A	50,540	1,066,899
Humana Inc.(a)	34,739	1,921,414
Laboratory Corp. of America Holdings(a)(b)	26,343	1,935,420
Manor Care Inc.(b)	15,366	720,973
Quest Diagnostics Inc.(b)	34,011	1,802,583
Tenet Healthcare Corp.(a)(b)	100,137	697,955
UnitedHealth Group Inc.	284,142	15,266,950
WellPoint Inc.(a)(b)	130,505	10,269,438

		40,258,231

Home Builders (0.25%):
Centex Corp.(b)	24,946	1,403,711
Horton (D.R.) Inc.	57,305	1,518,009
KB Home(b)	16,587	850,581
Lennar Corp. Class A	29,116	1,527,425
Pulte Homes Inc.(b)	44,528	1,474,767

		6,774,493

Home Furnishings (0.10%):
Harman International Industries Inc.	13,711	1,369,866
Whirlpool Corp.	16,454	1,366,011

		2,735,877

Household Products & Wares (0.46%):
Avery Dennison Corp.(b)	19,887	1,350,924
Clorox Co. (The)	31,806	2,040,355
Fortune Brands Inc.(b)	31,744	2,710,620
Kimberly-Clark Corp.	96,471	6,555,204

		12,657,103

Housewares (0.06%):
Newell Rubbermaid Inc.	58,255	1,686,482

		1,686,482

Insurance (4.94%):
ACE Ltd.	68,453	4,146,198
AFLAC Inc.	104,479	4,806,034
Allstate Corp. (The)	132,545	8,630,005
Ambac Financial Group Inc.(b)	22,286	1,985,014
American International Group Inc.	549,264	39,360,258
Aon Corp.(b)	66,179	2,338,766
Chubb Corp.	86,483	4,575,816
CIGNA Corp.(b)	20,652	2,717,184
Cincinnati Financial Corp.(b)	36,590	1,657,893

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Genworth Financial Inc. Class A	95,769	$3,276,257
Hartford Financial Services Group Inc. (The)	66,524	6,207,354
Lincoln National Corp.	60,442	4,013,349
Loews Corp.	96,220	3,990,243
Marsh & McLennan Companies Inc.(b)	115,856	3,552,145
MBIA Inc.(b)	28,356	2,071,689
MetLife Inc.	159,897	9,435,522
MGIC Investment Corp.(b)	17,892	1,118,966
Principal Financial Group Inc.	56,682	3,327,233
Progressive Corp. (The)	162,554	3,937,058
Prudential Financial Inc.	102,119	8,767,937
SAFECO Corp.(b)	24,028	1,502,951
St. Paul Travelers Companies Inc.	145,474	7,810,499
Torchmark Corp.(b)	20,810	1,326,846
UnumProvident Corp.	72,049	1,497,178
XL Capital Ltd. Class A(b)	37,945	2,732,799

		134,785,194

Internet (1.64%):
Amazon.com Inc.(a)(b)	66,128	2,609,411
eBay Inc.(a)	247,351	7,437,845
Google Inc. Class A(a)	45,236	20,830,273
IAC/InterActiveCorp(a)(b)	46,919	1,743,510
Symantec Corp.(a)	204,903	4,272,228
VeriSign Inc.(a)	51,558	1,239,970
Yahoo! Inc.(a)(b)	261,720	6,684,329

		44,817,566

Iron & Steel (0.27%):
Allegheny Technologies Inc.	21,166	1,919,333
Nucor Corp.	64,902	3,547,543
United States Steel Corp.	25,896	1,894,033

		7,360,909

Leisure Time (0.37%):
Brunswick Corp.	19,071	608,365
Carnival Corp.	93,677	4,594,857
Harley-Davidson Inc.(b)	55,200	3,889,944
Sabre Holdings Corp.	27,788	886,159

		9,979,325

Lodging (0.50%):
Harrah’s Entertainment Inc.	39,112	3,235,345
Hilton Hotels Corp.(b)	81,194	2,833,671
Marriott International Inc. Class A(b)	72,324	3,451,301
Starwood Hotels & Resorts Worldwide Inc.	45,844	2,865,250
Wyndham Worldwide Corp.(a)	42,525	1,361,651

		13,747,218

Machinery (0.66%):
Caterpillar Inc.	138,071	8,467,894
Cummins Inc.	10,959	1,295,135
Deere & Co.(b)	48,672	4,627,247
Rockwell Automation Inc.	37,026	2,261,548
Terex Corp.(a)(b)	21,506	1,388,857

		18,040,681

Common Stocks, continued
Security	Shares	Value
Manufacturing (5.16%):
Cooper Industries Ltd.	19,259	$1,741,591
Danaher Corp.(b)	49,808	3,608,092
Dover Corp.	42,827	2,099,380
Eastman Kodak Co.(b)	60,428	1,559,042
Eaton Corp.	31,568	2,372,020
General Electric Co.	2,179,157	81,086,432
Honeywell International Inc.	172,427	7,800,597
Illinois Tool Works Inc.(b)	88,465	4,086,198
Ingersoll-Rand Co. Class A	67,714	2,649,649
ITT Industries Inc.	38,860	2,208,025
Leggett & Platt Inc.(b)	37,825	904,018
Pall Corp.	26,387	911,671
Parker Hannifin Corp.	25,297	1,944,833
Textron Inc.	26,573	2,491,750
3M Co.	157,455	12,270,468
Tyco International Ltd.(b)	424,237	12,896,805

		140,630,571

Media (3.51%):
CBS Corp. Class B	164,342	5,124,184
Clear Channel Communications Inc.	104,471	3,712,899
Comcast Corp. Class A(a)	440,695	18,654,619
DIRECTV Group Inc. (The)(a)	162,265	4,046,889
Dow Jones & Co. Inc.	13,868	526,984
Gannett Co. Inc.	49,752	3,008,006
McGraw-Hill Companies Inc. (The)(b)	74,084	5,039,194
Meredith Corp.	8,055	453,899
New York Times Co. Class A(b)	30,804	750,385
News Corp. Class A	493,191	10,593,743
Scripps (E.W.) Co. Class A	17,620	879,943
Time Warner Inc.(b)	850,776	18,529,901
Tribune Co.	40,191	1,237,079
Univision Communications Inc. Class A(a)	52,856	1,872,160
Viacom Inc. Class B(a)	149,365	6,128,446
Walt Disney Co. (The)(b)	440,127	15,083,152

		95,641,483

Mining (0.70%):
Alcoa Inc.	182,509	5,477,095
Freeport-McMoRan Copper & Gold Inc.	41,346	2,304,213
Newmont Mining Corp.(b)	94,664	4,274,080
Phelps Dodge Corp.	42,944	5,141,256
Vulcan Materials Co.(b)	20,302	1,824,541

		19,021,185

Office & Business Equipment (0.21%):
Pitney Bowes Inc.(b)	46,617	2,153,239
Xerox Corp.(a)(b)	205,905	3,490,090

		5,643,329

Oil & Gas (7.95%):
Anadarko Petroleum Corp.	96,728	4,209,603
Apache Corp.(b)	69,313	4,610,008
Chesapeake Energy Corp.(b)	86,485	2,512,389
Chevron Corp.	462,867	34,034,611
ConocoPhillips	347,474	25,000,754
Devon Energy Corp.	92,862	6,229,183

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
EOG Resources Inc.(b)	51,069	$3,189,259
Exxon Mobil Corp.	1,235,477	94,674,602
Hess Corp.	56,357	2,793,616
Marathon Oil Corp.	75,411	6,975,518
Murphy Oil Corp.(b)	39,317	1,999,269
Nabors Industries Ltd.(a)(b)	66,507	1,980,578
Noble Corp.(b)	28,863	2,197,917
Occidental Petroleum Corp.	181,403	8,857,908
Rowan Companies Inc.	23,207	770,472
Sunoco Inc.	26,937	1,679,791
Transocean Inc.(a)	61,557	4,979,346
Valero Energy Corp.	129,037	6,601,533
XTO Energy Inc.(b)	76,988	3,622,285

		216,918,642

Oil & Gas Services (1.33%):
Baker Hughes Inc.(b)	69,254	5,170,504
BJ Services Co.	62,951	1,845,723
Halliburton Co.(b)	208,597	6,476,937
National Oilwell Varco Inc.(a)	36,909	2,258,093
Schlumberger Ltd. (b)	249,330	15,747,683
Smith International Inc.	42,178	1,732,250
Weatherford International Ltd.(a)	72,830	3,043,566

		36,274,756

Packaging & Containers (0.14%):
Ball Corp.	21,915	955,494
Bemis Co. Inc.	21,747	738,963
Pactiv Corp.(a)	29,008	1,035,296
Sealed Air Corp.(b)	17,045	1,106,561

		3,836,314

Pharmaceuticals (5.68%):
Abbott Laboratories	323,699	15,767,378
Allergan Inc.(b)	32,137	3,848,084
AmerisourceBergen Corp.	42,412	1,906,844
Barr Pharmaceuticals Inc.(a)	22,352	1,120,282
Bristol-Myers Squibb Co.(b)	414,079	10,898,559
Cardinal Health Inc.	85,374	5,500,647
Caremark Rx Inc.	89,870	5,132,476
Express Scripts Inc.(a)	28,985	2,075,326
Forest Laboratories Inc.(a)	66,928	3,386,557
Gilead Sciences Inc.(a)	96,574	6,270,550
Hospira Inc.(a)	33,140	1,112,841
King Pharmaceuticals Inc.(a)	51,335	817,253
Lilly (Eli) & Co.	207,545	10,813,095
Medco Health Solutions Inc.(a)	61,868	3,306,226
Merck & Co. Inc.	458,249	19,979,656
Mylan Laboratories Inc.	44,405	886,324
Pfizer Inc.	1,530,503	39,640,028
Schering-Plough Corp.(b)	311,884	7,372,938
Watson Pharmaceuticals Inc.(a)	21,309	554,673
Wyeth	283,949	14,458,683

		154,848,420

Pipelines (0.34%):
El Paso Corp.(b)	146,448	2,237,725
Kinder Morgan Inc.(b)	22,547	2,384,345
Questar Corp.(b)	18,030	1,497,392
Williams Companies Inc.	125,413	3,275,788

		9,395,250

Common Stocks, continued
Security	Shares	Value
Real Estate (0.10%):
CB Richard Ellis Group Inc. Class A(a)	38,616	$1,282,051
Realogy Corp.(a)	45,329	1,374,375

		2,656,426

Real Estate Investment Trusts (1.06%):
Apartment Investment & Management Co. Class A(b)	20,298	1,137,094
Archstone-Smith Trust(b)	45,515	2,649,428
Boston Properties Inc.(b)	24,308	2,719,579
Equity Office Properties Trust	73,700	3,550,129
Equity Residential(b)	61,243	3,108,082
Kimco Realty Corp.(b)	46,792	2,103,300
ProLogis(b)	51,594	3,135,367
Public Storage Inc.	25,519	2,488,103
Simon Property Group Inc.(b)	46,562	4,716,265
Vornado Realty Trust(b)	26,938	3,272,967

		28,880,314

Retail (5.51%):
AutoNation Inc.(a)	32,376	690,256
AutoZone Inc.(a)	11,094	1,282,023
Bed Bath & Beyond Inc.(a)(b)	59,392	2,262,835
Best Buy Co. Inc.	85,592	4,210,271
Big Lots Inc.(a)(b)	22,516	516,067
Circuit City Stores Inc.(b)	29,625	562,283
Costco Wholesale Corp.	98,521	5,208,805
CVS Corp.(b)	172,930	5,345,266
Darden Restaurants Inc.	30,854	1,239,405
Dillard’s Inc. Class A(b)	12,705	444,294
Dollar General Corp.(b)	64,929	1,042,760
Family Dollar Stores Inc.	32,239	945,570
Federated Department Stores Inc.	114,427	4,363,102
Gap Inc. (The)	113,321	2,209,760
Home Depot Inc.	434,638	17,455,062
Kohl’s Corp.(a)	68,925	4,716,538
Limited Brands Inc.	71,477	2,068,544
Lowe’s Companies Inc.(b)	321,722	10,021,640
McDonald’s Corp.	260,541	11,549,783
Nordstrom Inc.(b)	48,063	2,371,428
Office Depot Inc.(a)	59,611	2,275,352
OfficeMax Inc.	15,589	773,994
Penney (J.C.) Co. Inc.	47,195	3,651,005
RadioShack Corp.	28,512	478,431
Sears Holdings Corp.(a)(b)	17,508	2,940,118
Staples Inc.	152,931	4,083,258
Starbucks Corp.(a)	159,177	5,638,049
Target Corp.(b)	180,809	10,315,153
Tiffany & Co.	29,209	1,146,161
TJX Companies Inc.(b)	94,600	2,697,992
Walgreen Co.	212,241	9,739,739
Wal-Mart Stores Inc.	519,166	23,975,086
Wendy’s International Inc.	24,111	797,833
Yum! Brands Inc.	56,987	3,350,836

		150,368,699

Savings & Loans (0.41%):
Sovereign Bancorp Inc. (b)	75,457	1,915,853
Washington Mutual Inc.	202,869	9,228,511

		11,144,364

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Common Stocks, continued
Security	Shares	Value
Semiconductors (2.42%):
Advanced Micro Devices Inc.(a)	114,147	$2,322,891
Altera Corp.(a)	75,579	1,487,395
Analog Devices Inc.	74,257	2,440,828
Applied Materials Inc.	292,405	5,394,872
Broadcom Corp. Class A(a)(b)	98,709	3,189,288
Intel Corp.	1,217,430	24,652,958
KLA-Tencor Corp.	41,894	2,084,227
Linear Technology Corp.(b)	63,387	1,921,894
LSI Logic Corp.(a)	83,006	747,054
Maxim Integrated Products Inc.(b)	67,482	2,066,299
Micron Technology Inc.(a)	156,181	2,180,287
National Semiconductor Corp.	62,619	1,421,451
Novellus Systems Inc.(a)(b)	25,831	889,103
NVIDIA Corp.(a)	74,190	2,745,772
PMC-Sierra Inc.(a)(b)	43,249	290,201
QLogic Corp.(a)	32,946	722,176
Teradyne Inc.(a)	41,559	621,723
Texas Instruments Inc.	318,441	9,171,101
Xilinx Inc.(b)	71,512	1,702,701

		66,052,221

Software (3.82%):
Adobe Systems Inc.(a)(b)	121,930	5,013,762
Autodesk Inc.(a)	48,754	1,972,587
Automatic Data Processing Inc.	116,966	5,760,576
BMC Software Inc.(a)(b)	43,144	1,389,237
CA Inc.	86,404	1,957,051
Citrix Systems Inc.(a)	38,324	1,036,664
Compuware Corp.(a)	78,503	653,930
Electronic Arts Inc.(a)	64,552	3,250,839
Fidelity National Information Services Inc.(b)	34,221	1,371,920
First Data Corp.	161,072	4,110,557
Fiserv Inc.(a)	36,659	1,921,665
IMS Health Inc.	42,749	1,174,743
Intuit Inc.(a)	71,905	2,193,822
Microsoft Corp.	1,828,326	54,593,814
Novell Inc.(a)	70,772	438,786
Oracle Corp.(a)	849,356	14,557,962
Paychex Inc.	71,243	2,816,948

		104,214,863

Telecommunications (6.11%):
ADC Telecommunications Inc.(a)	24,625	357,801
Alltel Corp.	76,729	4,640,570
AT&T Inc.	816,659	29,195,559
Avaya Inc.(a)(b)	96,375	1,347,323
BellSouth Corp.	384,844	18,130,001
CenturyTel Inc.(b)	24,476	1,068,622
Ciena Corp.(a)	18,153	503,020
Cisco Systems Inc.(a)	1,285,553	35,134,163
Citizens Communications Co.(b)	68,103	978,640
Comverse Technology Inc.(a)(b)	43,007	907,878
Corning Inc.(a)	328,403	6,144,420
Embarq Corp.	31,371	1,648,860
JDS Uniphase Corp.(a)	43,696	727,975
Juniper Networks Inc.(a)(b)	119,063	2,255,053
Motorola Inc.	515,893	10,606,760
QUALCOMM Inc.	348,489	13,169,399

Common Stocks, continued
Security	Shares	Value
Telecommunications, continued
Qwest Communications International Inc.(a)(b)	336,815	$2,819,142
Sprint Nextel Corp.(b)	619,217	11,697,009
Tellabs Inc.(a)	93,477	959,074
Verizon Communications Inc.	616,266	22,949,746
Windstream Corp.	100,169	1,424,403

		166,665,418

Textiles (0.04%):
Cintas Corp.	28,500	1,131,735

		1,131,735

Toys, Games & Hobbies (0.10%):
Hasbro Inc.	34,766	947,374
Mattel Inc.	79,528	1,802,104

		2,749,478

Transportation (1.57%):
Burlington Northern Santa Fe Corp.	76,206	5,624,765
CSX Corp.	93,359	3,214,350
FedEx Corp.	64,514	7,007,511
Norfolk Southern Corp.	81,263	4,086,716
Ryder System Inc.	13,132	670,520
Union Pacific Corp.	56,706	5,218,086
United Parcel Service Inc. Class B	227,638	17,068,297

		42,890,245

Total Common Stocks (Cost: $2,275,598,239)		2,692,143,464

Short-Term Investments (11.21%):
Security	Shares or Principal	Value
Certificates of Deposit(c) (0.24%):
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,426,559	1,426,559
Washington Mutual Bank
5.33%, 03/19/07	5,094,856	5,094,856

		6,521,415

Commercial Paper(c) (2.13%):
Amstel Funding Corp.
5.22% - 5.25%, 02/13/07 - 04/17/07(d)	2,142,102	2,111,447
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,324,663	1,314,985
Beta Finance Inc.
5.27%, 01/25/07(d)	407,588	406,217
BNP Paribas Finance Inc.
5.12%, 06/06/07	713,280	697,571
CAFCO LLC
5.26%, 01/30/07(d)	1,018,971	1,014,802
Cantabric Finance LLC
5.25% - 5.26%, 01/25/07 - 03/06/07(d)	2,445,531	2,427,812
Cheyne Finance LLC
5.24% - 5.26%, 02/15/07 - 04/23/07(d)	2,404,772	2,375,259

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Short-Term Investments, continued
Security	Shares or Principal	Value
Commercial Paper, continued
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	$203,794	$203,526
Curzon Funding LLC
5.24%, 02/27/07(d)	1,117,811	1,108,700
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	844,584	832,484
Eureka Securitization
5.26%, 02/09/07(d)	2,547,428	2,533,284
Five Finance Inc.
5.22%, 04/20/07(d)	937,453	922,773
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,528,457	1,495,230
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07(d)	3,342,225	3,309,926
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07(d)	3,973,988	3,891,613
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	2,037,942	1,993,061
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,528,457	1,528,231
Lexington Parker Capital Co. LLC
5.18% - 5.32%, 01/10/07 - 05/17/07(d)	6,706,787	6,666,565
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,037,942	2,026,584
Nationwide Building Society
5.21%, 04/13/07(d)	1,936,045	1,907,746
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,222,765	1,184,160
Norddeutsche Landesbank
5.27%, 02/15/07	1,936,045	1,923,587
Polonius Inc.
5.26%, 02/20/07(d)	576,330	572,204
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	677,269	675,268
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,161,627	1,143,941
Societe Generale
5.18%, 05/16/07	5,094,856	4,996,621
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07 - 03/12/07(d)	5,171,238	5,121,434
Thornburg Mortgage Capital Resources
5.28%, 01/17/07 - 03/12/07(d)	2,510,745	2,493,406
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,190,953	1,183,471

		58,061,908

Medium-Term Notes(c) (0.22%):
Bank of America N.A.
5.28%, 04/20/07	509,486	509,486
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,528,457	1,528,457
K2 USA LLC
5.39%, 06/04/07(d)	1,528,457	1,528,457

Short-Term Investments, continued
Security	Shares or Principal	Value
Medium-Term Notes, continued
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07(d)	$2,384,393	$2,384,393

		5,950,793

Money Market Funds (1.09%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	29,683,696	29,683,696

		29,683,696

Repurchase Agreements(c) (2.03%):
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $4,078,312 (collateralized by non-U.S. Government debt securities, value $4,202,958, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$4,075,885	4,075,885
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,058,737 (collateralized by U.S. Government obligations, value $3,119,927, 0.00% to 11.00%, 1/1/08 to 1/1/37).	3,056,913	3,056,913
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $7,137,054 (collateralized by non-U.S. Government debt securities, value $7,850,764, 1.00% to 8.84%, 8/3/14 to 12/25/46).	7,132,798	7,132,798
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $203,915 (collateralized by non-U.S. Government debt securities, value $214,228, 5.46%, 3/15/08).	203,794	203,794
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $7,137,046 (collateralized by non-U.S. Government debt securities, value $7,497,996, 3.78% to 7.41%, 11/25/19 to 10/25/45).	7,132,798	7,132,798
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $2,243,087 (collateralized by non-U.S. Government debt securities, value $2,500,515, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,241,737	2,241,737
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $1,223,507 (collateralized by non-U.S. Government debt securities, value $1,363,923, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,222,765	1,222,765

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Short-Term Investments, continued
Security	Shares or Principal	Value
Repurchase Agreements, continued
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $4,078,308 (collateralized by non-U.S. Government debt securities, value $4,241,043, 0.00% to 10.00%, 1/23/07 to 5/15/44).	$4,075,885	$4,075,885
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $756,669 (collateralized by non-U.S. Government debt securities, value $786,619, 0.00% to 10.00%, 1/23/07 to 5/15/44).	756,219	756,219
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $1,223,507 (collateralized by non-U.S. Government debt securities, value $1,272,329, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,222,765	1,222,765
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,019,589 (collateralized by non-U.S. Government debt securities, value $1,127,586, 5.58%, 1/8/36).	1,018,971	1,018,971
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,019,578 (collateralized by non-U.S. Government debt securities, value $1,071,244, 3.16% to 5.32%, 5/15/34 to 6/1/46).	1,018,971	1,018,971
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $509,792 (collateralized by non-U.S. Government debt securities, value $535,622, 5.75% to 8.75%, 10/1/08 to 9/15/25).	509,486	509,486
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $4,078,312 (collateralized by non-U.S. Government debt securities, value $4,203,009, 3.34% to 8.75%, 6/15/07 to 12/1/66).	4,075,885	4,075,885
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,529,381 (collateralized by non-U.S. Government debt securities, value $1,575,270, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,528,457	1,528,457
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $4,078,312 (collateralized by non-U.S. Government debt securities, value $4,211,173, 0.00% to 10.13%, 6/15/07 to 9/1/26).	4,075,885	4,075,885

Short-Term Investments, continued
Security	Shares or Principal	Value
Repurchase Agreements, continued
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $2,039,174 (collateralized by non-U.S. Government debt securities, value $2,100,355, 4.37% to 7.75%, 3/3/08 to 12/1/25).	$2,037,942	$2,037,942
Morgan Stanley, 5.36%, due 1/2/07, maturity value $2,039,156 (collateralized by non-U.S. Government debt securities, value $2,122,965, 0.00% to 10.00%, 1/1/07 to 12/31/37).	2,037,942	2,037,942
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,460,403 (collateralized by non-U.S. Government debt securities, value $1,498,483, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,426,560	1,426,560
Wachovia Capital, 5.38%, due 1/2/07, maturity value $6,525,313 (collateralized by non-U.S. Government debt securities, value $6,855,310, 3.86% to 8.17%, 8/15/13 to 10/17/44).	6,521,415	6,521,415

		55,373,073

Time Deposits(c) (0.00%):
Bank of America N.A. 5.13%, 01/02/07	97,536	97,536

		97,536

U.S. Treasury Obligations (0.06%):
U.S. Treasury Bill 4.71%, 03/22/07(h)(i)	1,600,000	1,583,116

		1,583,116

Variable & Floating Rate Notes(c) (5.44%):
Allstate Life Global Funding II
5.33% - 5.43%, 11/02/07 - 01/25/08(d)	5,217,132	5,217,688
American Express Bank
5.32%, 02/28/07	2,037,942	2,037,940
American Express Centurion Bank
5.44%, 07/19/07	2,241,737	2,243,155
American Express Credit Corp.
5.45%, 07/05/07	611,383	611,589
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	254,984	254,984
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,528,457	1,528,457
ASIF Global Financing
5.41%, 05/03/07(d)	203,794	203,831
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,324,663	1,324,663

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Short-Term Investments, continued
Security	Shares or Principal	Value
Variable & Floating Rate Notes, continued
Bank of Ireland
5.33% - 5.35%, 08/14/07 - 12/20/07(d)	$2,955,016	$2,955,096
Beta Finance Inc.
5.32% - 5.41%, 04/25/07 - 07/25/07(d)	5,196,753	5,196,904
BMW US Capital LLC
5.35%, 01/15/08(d)	2,037,942	2,037,942
BNP Paribas
5.35%, 11/19/07(d)	3,770,193	3,770,193
Carlyle Loan Investment Ltd.
5.40%, 04/13/07 - 07/15/07(d)	1,487,698	1,487,697
CC USA Inc.
5.37%, 07/30/07(d)	1,018,971	1,019,052
Commodore CDO Ltd.
5.44%, 12/12/07(d)	509,486	509,486
Credit Agricole SA
5.34%, 11/23/07	2,037,942	2,037,942
Credit Suisse First Boston NY
5.38%, 04/24/07	1,018,971	1,018,988
Cullinan Finance Corp.
5.36%, 04/25/07(d)	509,486	509,486
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	294,404	294,404
DEPFA Bank PLC
5.40%, 09/14/07	2,037,942	2,037,942
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07(d)	2,343,634	2,343,710
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,360,327	1,360,326
Fifth Third Bancorp
5.33%, 12/21/07(d)	4,075,885	4,075,885
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07(d)	1,324,663	1,324,564
General Electric Capital Corp.
5.31% - 5.48%, 07/09/07 - 01/24/08(d)	2,139,839	2,140,145
Granite Master Issuer PLC
5.32%, 08/20/07(d)	7,132,798	7,132,798
Harrier Finance Funding LLC
5.32% - 5.37%, 07/25/07 - 08/15/07(d)	2,649,325	2,649,352
Hartford Life Global Funding Trust
5.37% - 5.41%, 07/13/07 - 01/15/08	3,056,913	3,057,202
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,037,942	2,037,942
Holmes Financing PLC
5.32%, 07/16/07(d)	3,566,399	3,566,399
JP Morgan Chase & Co.
5.32% - 5.45%, 07/27/07 - 08/02/07(g)	5,604,341	5,604,342
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07(d)	1,528,457	1,528,417

Short-Term Investments, continued
Security	Shares or Principal	Value
Variable & Floating Rate Notes, continued
Kestrel Funding LLC
5.33%, 07/11/07(d)	$815,177	$815,132
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	1,222,765	1,222,765
Leafs LLC
5.35%, 01/22/07 - 02/20/07(d)	2,122,779	2,122,778
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07(d)	2,241,737	2,241,655
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	807,034	807,034
Marshall & Ilsley Bank
5.35%, 01/15/08	1,120,868	1,120,868
Master Funding LLC
5.38%, 04/25/07 - 05/25/07(d)	3,688,125	3,688,125
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	2,241,737	2,241,737
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	3,056,913	3,056,913
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	203,794	203,794
Mound Financing PLC
5.32%, 05/08/07(d)	1,915,666	1,915,666
Natexis Banques Populaires
5.35% - 5.37%, 02/05/07 - 01/15/08(d)	7,336,592	7,336,536
National City Bank of Indiana
5.35%, 05/21/07	1,018,971	1,019,004
Nationwide Building Society
5.38% - 5.49%, 02/08/07 - 10/26/07(d)	6,725,210	6,726,220
Newcastle Ltd.
5.37%, 04/24/07(d)	718,375	718,309
Northern Rock PLC
5.39%, 08/03/07(d)	2,445,531	2,445,568
Northlake CDO I
5.42%, 09/06/07(d)	611,383	611,383
Pricoa Global Funding I
5.34%, 11/27/07	2,751,222	2,751,222
Principal Life Global Funding I
5.80%, 02/08/07	917,074	917,507
Sedna Finance Inc.
5.33% - 5.36%, 05/25/07 - 08/21/07(d)	2,955,016	2,954,980
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	2,037,942	2,037,942
Strips III LLC
5.40%, 07/24/07(d)	441,139	441,139
SunTrust Bank
5.32%, 05/01/07	2,037,942	2,037,982
Tango Finance Corp.
5.30% - 5.35%, 04/25/07 - 07/16/07(d)	4,972,579	4,972,325
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07(d)	3,362,605	3,362,605

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2006

Short-Term Investments, continued
Security	Shares or Principal	Value
Variable & Floating Rate Notes, continued
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	$2,490,077	$2,490,077
Wachovia Bank N.A.
5.36%, 05/22/07	4,075,885	4,075,885
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,528,457	1,529,007
Wells Fargo & Co.
5.36%, 11/15/07(d)	1,018,971	1,019,021
WhistleJacket Capital Ltd.
5.31% - 5.35%, 04/18/07 - 06/13/07(d)	1,528,457	1,528,459
White Pine Finance LLC
5.31% - 5.32%, 05/22/07 - 08/20/07(d)	6,113,827	6,113,053
Wind Master Trust
5.34%, 07/25/07(d)	815,177	815,177

		148,458,389

Total Short-Term Investments (Cost: $305,729,192)		305,729,926

Total Investments in Securities (109.91)% (Cost: $2,581,327,431)		2,997,873,390

Other Assets, Less Liabilities (-9.91%)		(270,424,060)

Net Assets (100.00%)		$2,727,449,330

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (03/16/07)	484	$34,567,280	$(37,778)

			$(37,778)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocations December 31, 2006 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Financial	$597,280,232	21.90%
Consumer Non-Cyclical	543,143,627	19.92
Communications	312,039,565	11.44
Industrial	298,291,196	10.94
Technology	285,610,981	10.47
Energy	266,085,286	9.75
Consumer Cyclical	222,771,224	8.16
Utilities	93,790,969	3.44
Basic Materials	73,130,384	2.68
Futures Contracts	(37,778)	(0.00)
Short-Term and Other Net Assets	35,343,644	1.30

TOTAL	$2,727,449,330	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
December 31, 2006
Assets:
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,551,643,735)	$2,968,189,694
Affiliated issuers (Cost: $29,683,696) (Note 2)	29,683,696
Receivables:
Investment securities sold	412,304
Dividends and interest	3,900,392

Total Assets	3,002,186,086

Liabilities:
Payables:
Due to broker — variation margin	134,208
Collateral for securities on loan (Note 4)	274,463,114
Investment advisory fees (Note 2)	108,068
Accrued expenses (Note 2):
Professional fees	31,298
Independent trustees’ fees	68

Total Liabilities	274,736,756

Net Assets	$2,727,449,330

(a)	Securities on loan with market value of $266,630,828. See Note 4.

Statement of Operations
For the Year Ended December 31, 2006
Net Investment Income:
Dividends from unaffiliated issuers	$47,597,830
Interest from unaffiliated issuers	103,843
Interest from affiliated issuers (Note 2)	1,396,726
Securities lending income	282,685

Total investment income	49,381,084

Expenses (Note 2):
Investment advisory fees	1,247,308
Professional fees	37,568
Independent trustees’ fees	10,506

Total expenses	1,295,382
Less expense reductions (Note 2)	(48,074)

Net expenses	1,247,308

Net investment income	48,133,776

Realized and Unrealized Gain (loss):
Net realized loss from sale of investments in unaffiliated issuers(a)	(48,740,145)
Net realized gain on futures contracts	2,584,556
Net change in unrealized appreciation (depreciation) of investments	364,364,199
Net change in unrealized appreciation (depreciation) of futures contracts	339,499

Net realized and unrealized gain	318,548,109

Net Increase in Net Assets Resulting From Operations	$366,681,885

(a)	Includes a net realized gain of $89,939 resulting from a partial litigation settlement relating to WorldCom Inc.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) In Net Assets
Operations:
Net investment income	$48,133,776	$43,812,074
Net realized gain (loss)	(46,155,589)	7,404,269
Net change in unrealized appreciation (depreciation)	364,703,698	61,163,102

Net increase in net assets resulting from operations	366,681,885	112,379,445

Interestholder transactions:
Contributions	725,880,991	749,027,738
Withdrawals	(773,639,196)	(859,684,082)

Net decrease in net assets resulting from interestholder transactions	(47,758,205)	(110,656,344)

Increase in net assets	318,923,680	1,723,101
Net Assets:
Beginning of year	2,408,525,650	2,406,802,549

End of year	$2,727,449,330	$2,408,525,650

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

December 31, 2006

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2006

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2006, the cost of investments for federal income tax purposes for the Master Portfolio was $2,634,080,316. Net unrealized appreciation aggregated $363,732,721, of which $642,092,425 represented gross unrealized appreciation on securities and $278,359,704 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2006, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,600,000 for initial margin requirements on outstanding futures contracts.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2006

For the year ended December 31, 2006, BGFA credited investment advisory fees for the Master Portfolio in the amount of $48,074.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”) , BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2006, BGI earned $282,685 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2006, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral are included in securities lending income in the accompanying Statement of Operations.

The following table provides information about the direct investment by the Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended December 31, 2006.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
IMMF	19,125	7,100,132	7,089,573	29,684	$29,683,696	$1,396,726

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2006

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Master Portfolio were $343,775,190 and $354,079,273 respectively for the year ended December 31, 2006.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2006 and the value of the related collateral are disclosed in the Master Portfolio’s Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. MIP is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

6.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.93%	1.84%	1.91%	1.74%	1.57%
Portfolio turnover rate(a)	14%	10%	14%	8%	12%
Total return	15.75%	4.87%	10.82%	28.52%	(22.05)%

(a)	Portfolio turnover rates include in-kind transactions, if any.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2007

S&P 500 Index Master Portfolio

Trustee and Officer Information — Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 149 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2005) of Global Index and Markets Group of BGI; Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.; Director (2000-2003) of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of MIP due to his affiliations with BGFA, the investment adviser of the Master Portfolio, BGI, the parent company of BGFA and the administrator of the Master Portfolio, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Continued

S&P 500 Index Master Portfolio

Trustee and Officer Information — Unaudited (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii; Director (since 2002) and Chairman of the Board (since 2005) of PBS (Public Broadcasting Service); Advisory Committee Member (since 1999) of Stanford Institute for Economic Policy Research; Director (since 1998) of Commonwealth Club of California; Advisory Committee Member (since 1992) of Pacific Forum/CSIS.

A. John Gambs, 1945	Trustee (since 2006).	Retired.	Trustee (since 2006) of BGIF; Governor (since 2001) and Vice President (since 2002) of San Francisco Symphony; Trustee (1995-2005), of Marin Country Day School; Trustee (2000-2004), of Marin Academy and President; Director (since 1997) of the Gambs Family Foundation.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of BGIF; Director (since 2001) of California State Automobile Association; Director (since 2001) of Maier Siebel Baber; Trustee (since 2005) of World Affairs Council of Northern California.

Leo Soong, 1946	Trustee (since 2000) and Lead Trustee (since 2006).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder (President through 1999) of Crystal Geyser Water Co.	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association; Director (since 2001) of Flash Electronics.

03/07

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Drew Kagan, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees	2005	$12,000
	2006	$13,500
(b) Audit-Related Fees	2005	$4,400
	2006	$4,650

Fees for both 2005 & 2006 relate to the review and consent of the N-1A filing.

(c) Tax Fees	2005	$2,750
	2006	$2,500

Fees for 2005 relate to the preparation of federal income & excise tax returns and review of the excise tax calculations.

Fees for 2006 relate to the preparation of federal income and excise tax returns.

(d) All Other Fees	2005	$0
	2006	$0

(e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) None of the services summarized in (b)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) 2005	$512,000
2006	$704,484

(h) In regards to Item 4 (g), the audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the principal accountants independence has not been compromised.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Equity Index Fund

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date March 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date March 12, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date March 12, 2007

*	Print the name and title of each signing officer under his or her signature.